SCHEDULE OF FUTURE TAXABLE INCOME IN TAX JURISDICTION RAGE FROM FOUR TO TEN YEARS (Details) (Parenthetical) ¥ in Thousands	Mar. 31, 2025 JPY (¥)
Income Tax Disclosure [Abstract]
operating loss, carried forward	¥ 561,277